SCHEDULE OF INVESTMENTS
Thornburg Income Builder Opportunities Trust	December 31, 2022 (Unaudited)

Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
Common Stock — 64.8%
Automobiles & Components — 1.9%
Automobiles — 1.9%
Mercedes-Benz Group AG	133,563	$ 8,778,508
Stellantis NV	74,500	1,057,900
		9,836,408
Banks — 5.9%
Banks — 5.9%
BNP Paribas Emissions- und Handelsgesellschaft mbH	667,800	8,140,668
BNP Paribas SA	72,998	4,160,991
JPMorgan Chase & Co.	56,700	7,603,470
Mitsubishi UFJ Financial Group, Inc.	1,060,100	7,180,958
Regions Financial Corp.	184,100	3,969,196
		31,055,283
Capital Goods — 1.0%
Aerospace & Defense — 0.2%
Lockheed Martin Corp.	2,719	1,322,766
Industrial Conglomerates — 0.8%
Siemens AG	29,400	4,079,929
		5,402,695
Consumer Durables & Apparel — 1.8%
Household Durables — 0.8%
Sony Group Corp. Sponsored ADR	53,225	4,060,003
Textiles, Apparel & Luxury Goods — 1.0%
LVMH Moet Hennessy Louis Vuitton SE	7,200	5,240,150
		9,300,153
Diversified Financials — 1.5%
Capital Markets — 1.5%
CME Group, Inc.	49,000	8,239,840
		8,239,840
Energy — 4.2%
Oil, Gas & Consumable Fuels — 4.2%
Enbridge, Inc.	130,615	5,104,982
Petroleo Brasileiro SA Sponsored ADR	402,585	4,287,530
TotalEnergies SE	203,875	12,799,653
		22,192,165
Food & Staples Retailing — 1.4%
Food & Staples Retailing — 1.4%
Tesco plc	2,834,700	7,683,358
		7,683,358
Food, Beverage & Tobacco — 1.9%
Food Products — 0.3%
Nestle SA	12,000	1,390,450
Tobacco — 1.6%
Altria Group, Inc.	187,900	8,588,909
		9,979,359
Insurance — 5.3%
Insurance — 5.3%
Assicurazioni Generali SpA	837,813	14,900,938
Legal & General Group plc	1,643,600	4,957,641
NN Group NV	196,360	8,020,983
		27,879,562
Materials — 5.7%
Chemicals — 2.6%
Fertiglobe plc	2,294,190	2,642,385

SCHEDULE OF INVESTMENTS, Continued
Thornburg Income Builder Opportunities Trust	December 31, 2022 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	LyondellBasell Industries NV Class A	100,004	$ 8,303,332
	OCI NV	84,273	3,014,818
	Metals & Mining — 3.1%
	BHP Group Ltd.	370,500	11,510,395
	Glencore plc	695,478	4,644,569
[a]	MMC Norilsk Nickel PJSC	30,700	181,130
[a,b]	Severstal PAO GDR	236,300	14,178
			30,310,807
	Media & Entertainment — 3.9%
	Entertainment — 2.0%
	Nintendo Co. Ltd.	196,000	8,261,750
[b]	Sea Ltd. ADR	47,345	2,463,360
	Interactive Media & Services — 1.9%
[b]	Meta Platforms, Inc. Class A	50,900	6,125,306
	Tencent Holdings Ltd.	91,600	3,919,620
			20,770,036
	Pharmaceuticals, Biotechnology & Life Sciences — 7.3%
	Biotechnology — 1.5%
	AbbVie, Inc.	50,012	8,082,439
	Pharmaceuticals — 5.8%
	AstraZeneca plc	31,825	4,316,107
	Merck & Co., Inc.	55,360	6,142,192
	Pfizer, Inc.	288,111	14,762,808
	Roche Holding AG	16,180	5,083,318
			38,386,864
	Retailing — 1.4%
	Internet & Direct Marketing Retail — 1.4%
[b]	Alibaba Group Holding Ltd.	202,000	2,232,094
	JD.com, Inc. Class A	4,361	123,029
[b]	MercadoLibre, Inc.	6,050	5,119,752
			7,474,875
	Semiconductors & Semiconductor Equipment — 5.5%
	Semiconductors & Semiconductor Equipment — 5.5%
	ASML Holding NV	11,610	6,261,185
	Broadcom, Inc.	6,800	3,802,084
	NVIDIA Corp.	21,700	3,171,238
	QUALCOMM, Inc.	62,500	6,871,250
	Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR	119,582	8,907,663
			29,013,420
	Software & Services — 4.7%
	Information Technology Services — 2.3%
[b,c]	Adyen NV	2,650	3,654,793
	Mastercard, Inc. Class A	22,400	7,789,152
[b]	Shopify, Inc. Class B	17,500	607,425
	Software — 2.4%
	Microsoft Corp.	41,500	9,952,530
[b]	ServiceNow, Inc.	7,500	2,912,025
			24,915,925
	Technology Hardware & Equipment — 3.8%
	Communications Equipment — 3.0%
	Cisco Systems, Inc.	232,300	11,066,772
	Telefonaktiebolaget LM Ericsson Class B	777,800	4,539,406
	Electronic Equipment, Instruments & Components — 0.8%
	Keyence Corp.	11,000	4,309,814
			19,915,992
	Telecommunication Services — 1.7%
	Diversified Telecommunication Services — 1.7%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Income Builder Opportunities Trust	December 31, 2022 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Orange SA	907,470	$ 9,015,571
			9,015,571
	Transportation — 1.1%
	Air Freight & Logistics — 1.1%
	Deutsche Post AG	156,385	5,889,211
			5,889,211
	Utilities — 4.8%
	Electric Utilities — 4.2%
	Endesa SA	555,100	10,478,832
	Enel SpA	2,146,900	11,559,684
	Multi-Utilities — 0.6%
	E.ON SE	317,000	3,167,330
			25,205,846
	Total Common Stock (Cost $431,705,602)		342,467,370
	Asset Backed Securities — 3.9%
	Auto Receivables — 1.3%
	Carvana Auto Receivables Trust,
[c]	Series 2021-P3 Class R, due 9/11/2028	$ 2,500	991,865
[c]	Series 2022-P1 Class R, due 1/10/2029	3,000	988,091
[c]	Series 2022-P1 Class XS, due 1/10/2029	118,280,846	494,000
[c]	Credit Suisse ABS Trust Series 2020-AT1 Class CERT, due 6/15/2026	16,617	288,466
[c]	JPMorgan Chase Bank NA - CACLN, Series 2020 -1 Class R, 33.784% due 1/25/2028	913,930	941,348
[c]	Lendbuzz Securitization Trust, Series 2022-1A Class A, 4.22% due 5/17/2027	2,100,030	2,017,407
[c]	United Auto Credit Securitization Trust Series 2022-1 Class R, due 11/10/2028	6,000	1,341,832
			7,063,009
	Other Asset Backed — 2.6%
[c]	Aqua Finance Trust, Series 2020-AA Class D, 7.15% due 7/17/2046	750,000	627,507
[c]	FAT Brands Fazoli’s Native I LLC, Series 2021-1 Class A2, 6.00% due 7/25/2051	1,500,000	1,404,779
[a,c]	Goldman Home Improvement Trust Series 2021-GRN2 Class R, due 6/20/2051	12,500	996,486
	LP LMS Asset Securitization Trust,
[c]	Series 2021-2A Class A, 1.75% due 1/15/2029	1,382,121	1,335,735
[c]	Series 2021-2A Class D, 6.61% due 1/15/2029	1,000,000	848,371
[c]	Marlette Funding Trust Series 2021-3A Class R, due 12/15/2031	6,560	1,218,504
[a,c]	Mosaic Solar Loan Trust Series 2021-3A Class R, due 6/20/2052	8,500,000	1,950,750
[c]	NRZ Advance Receivables Trust, Series 2020-T2 Class AT2, 1.475% due 9/15/2053	1,999,622	1,925,845
	Upstart Pass-Through Trust,
[c]	Series 2021-ST7 Class CERT, due 9/20/2029	3,000,000	1,297,581
[c]	Series 2021-ST8 Class CERT, due 10/20/2029	3,000,000	835,125
[c]	Series 2022-4A Class A, 7.01% due 11/15/2030	1,273,248	1,264,067
			13,704,750
	Total Asset Backed Securities (Cost $25,810,928)		20,767,759
	Corporate Bonds — 23.1%
	Automobiles & Components — 0.3%
	Construction & Engineering — 0.3%
[c,d]	IHS Netherlands Holdco BV, 8.00% due 9/18/2027	2,000,000	1,758,520
			1,758,520
	Capital Goods — 0.9%
	Aerospace & Defense — 0.5%
[c]	Spirit AeroSystems, Inc., 7.50% due 4/15/2025	3,000,000	2,964,600
	Trading Companies & Distributors — 0.4%
[c]	IAA, Inc., 5.50% due 6/15/2027	2,000,000	1,943,660
			4,908,260
	Commercial & Professional Services — 0.4%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Income Builder Opportunities Trust	December 31, 2022 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Commercial Services & Supplies — 0.4%
[c]	ACCO Brands Corp., 4.25% due 3/15/2029	$ 500,000	$ 412,700
[c,d]	Cimpress plc, 7.00% due 6/15/2026	2,000,000	1,381,580
			1,794,280
	Consumer Durables & Apparel — 0.7%
	Household Durables — 0.5%
[c]	CD&R Smokey Buyer, Inc., 6.75% due 7/15/2025	3,000,000	2,587,440
	Leisure Products — 0.2%
[c]	Vista Outdoor, Inc., 4.50% due 3/15/2029	1,250,000	920,775
			3,508,215
	Consumer Services — 1.0%
	Hotels, Restaurants & Leisure — 1.0%
[c]	Nathan’s Famous, Inc., 6.625% due 11/1/2025	2,000,000	1,922,900
[c]	Papa John’s International, Inc., 3.875% due 9/15/2029	2,350,000	1,961,427
[c]	TKC Holdings, Inc., 6.875% due 5/15/2028	2,000,000	1,565,140
			5,449,467
	Diversified Financials — 2.3%
	Capital Markets — 1.2%
[c,d]	B3 SA - Brasil Bolsa Balcao, 4.125% due 9/20/2031	1,750,000	1,474,585
[c]	LPL Holdings, Inc., 4.625% due 11/15/2027	3,000,000	2,815,950
[c]	StoneX Group, Inc., 8.625% due 6/15/2025	2,000,000	2,018,100
	Consumer Finance — 0.6%
	FirstCash, Inc.,
[c]	4.625% due 9/1/2028	2,000,000	1,753,740
[c]	5.625% due 1/1/2030	1,500,000	1,339,710
	Diversified Financial Services — 0.5%
[c]	United Wholesale Mortgage LLC, 5.50% due 11/15/2025	3,000,000	2,709,360
			12,111,445
	Energy — 2.9%
	Oil, Gas & Consumable Fuels — 2.9%
[c]	Chesapeake Energy Corp., 5.50% due 2/1/2026	2,000,000	1,930,500
[c]	Citgo Holding, Inc., 9.25% due 8/1/2024	3,000,000	3,008,910
	Delek Logistics Partners LP/Delek Logistics Finance Corp., 6.75% due 5/15/2025	2,000,000	1,934,940
	Kinder Morgan, Inc., 5.55% due 6/1/2045	2,000,000	1,832,560
[c,d]	Parkland Corp., 4.50% due 10/1/2029	2,000,000	1,674,940
	Petroleos Mexicanos,
[d]	5.95% due 1/28/2031	2,000,000	1,517,640
[d]	8.625% due 12/1/2023	1,290,000	1,293,651
	Sunoco LP/Sunoco Finance Corp.,
	4.50% due 4/30/2030	500,000	434,205
	5.875% due 3/15/2028	1,500,000	1,422,075
			15,049,421
	Food & Staples Retailing — 0.3%
	Food & Staples Retailing — 0.3%
[c]	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 5.875% due 2/15/2028	1,500,000	1,427,025
			1,427,025
	Food, Beverage & Tobacco — 2.0%
	Food Products — 0.9%
	Kraft Heinz Foods Co., 4.375% due 6/1/2046	3,000,000	2,450,520
[c]	Post Holdings, Inc., 4.625% due 4/15/2030	3,000,000	2,588,220
	Tobacco — 1.1%
[c]	Vector Group Ltd., 10.50% due 11/1/2026	5,630,000	5,608,437
			10,647,177
	Health Care Equipment & Services — 0.9%
	Health Care Providers & Services — 0.9%
	Centene Corp., 2.625% due 8/1/2031	2,000,000	1,570,900

SCHEDULE OF INVESTMENTS, Continued
Thornburg Income Builder Opportunities Trust	December 31, 2022 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Tenet Healthcare Corp.,
[c]	4.25% due 6/1/2029	$ 631,000	$ 546,326
[c]	4.375% due 1/15/2030	2,869,000	2,485,673
			4,602,899
	Household & Personal Products — 2.6%
	Household Durables — 0.8%
	Newell Brands, Inc., 5.75% due 4/1/2046	5,000,000	3,931,250
	Household Products — 1.4%
[c]	Prestige Brands, Inc., 3.75% due 4/1/2031	3,300,000	2,729,562
	Scotts Miracle-Gro Co.,
	4.375% due 2/1/2032	1,500,000	1,146,885
	4.50% due 10/15/2029	1,500,000	1,215,090
[c]	Spectrum Brands, Inc., 3.875% due 3/15/2031	3,000,000	2,345,460
	Personal Products — 0.4%
[c]	Edgewell Personal Care Co., 5.50% due 6/1/2028	2,500,000	2,340,475
			13,708,722
	Insurance — 0.1%
	Insurance — 0.1%
[d]	Enstar Group Ltd., 3.10% due 9/1/2031	1,000,000	730,180
			730,180
	Materials — 2.4%
	Chemicals — 0.3%
[c,d]	SPCM SA, 3.125% due 3/15/2027	2,000,000	1,730,680
	Containers & Packaging — 1.2%
	Ball Corp., 3.125% due 9/15/2031	1,500,000	1,204,125
[c]	Matthews International Corp., Class C, 5.25% due 12/1/2025	3,414,000	3,223,260
[c]	Sealed Air Corp., 4.00% due 12/1/2027	1,960,000	1,787,285
	Metals & Mining — 0.9%
[d]	AngloGold Ashanti Holdings plc, 6.50% due 4/15/2040	3,000,000	2,880,000
[c]	Compass Minerals International, Inc., 4.875% due 7/15/2024	400,000	384,284
[c]	Stillwater Mining Co., 4.50% due 11/16/2029	1,500,000	1,203,960
			12,413,594
	Media & Entertainment — 1.1%
	Media — 1.1%
	CCO Holdings LLC/CCO Holdings Capital Corp.,
[c]	4.25% due 1/15/2034	2,000,000	1,478,960
[c]	4.75% due 3/1/2030	2,000,000	1,727,380
[c,d]	Telenet Finance Luxembourg Notes Sarl, 5.50% due 3/1/2028	3,000,000	2,700,420
			5,906,760
	Real Estate — 0.9%
	Equity Real Estate Investment Trusts — 0.5%
[c]	Iron Mountain, Inc., 5.00% due 7/15/2028	3,000,000	2,696,520
	Real Estate Management & Development — 0.4%
[c]	Cushman & Wakefield US Borrower LLC, 6.75% due 5/15/2028	2,000,000	1,913,280
			4,609,800
	Semiconductors & Semiconductor Equipment — 0.3%
	Semiconductors & Semiconductor Equipment — 0.3%
[c]	Qorvo, Inc., 3.375% due 4/1/2031	2,000,000	1,622,200
			1,622,200
	Software & Services — 2.0%
	Information Technology Services — 0.7%
[c]	Sabre GLBL, Inc., 9.25% due 4/15/2025	1,000,000	1,002,400
[c]	Science Applications International Corp., 4.875% due 4/1/2028	3,000,000	2,788,320
	Internet Software & Services — 0.3%
[c]	Arches Buyer, Inc., 4.25% due 6/1/2028	2,000,000	1,568,640
	Software — 1.0%
[c]	Audatex North America, Inc., 6.125% due 11/1/2023	250,000	242,307

SCHEDULE OF INVESTMENTS, Continued
Thornburg Income Builder Opportunities Trust	December 31, 2022 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[c]	Fair Isaac Corp., 4.00% due 6/15/2028	$ 2,000,000	$ 1,814,320
[c]	MSCI, Inc., 3.875% due 2/15/2031	2,500,000	2,081,300
[c]	Open Text Holdings, Inc., 4.125% due 12/1/2031	1,500,000	1,168,965
			10,666,252
	Technology Hardware & Equipment — 0.6%
	Communications Equipment — 0.3%
	Motorola Solutions, Inc., 2.30% due 11/15/2030	2,000,000	1,569,220
	Office Electronics — 0.3%
	CDW LLC/CDW Finance Corp., 3.25% due 2/15/2029	2,000,000	1,704,500
			3,273,720
	Telecommunication Services — 0.3%
	Wireless Telecommunication Services — 0.3%
[c,d]	Vmed O2 UK Financing I plc, 4.25% due 1/31/2031	2,000,000	1,620,100
			1,620,100
	Utilities — 1.1%
	Electric Utilities — 1.1%
[c,d]	AES Andres BV, 5.70% due 5/4/2028	1,600,000	1,385,648
	Allegion U.S. Holding Co., Inc., 5.411% due 7/1/2032	1,500,000	1,451,730
[d]	Comision Federal de Electricidad, 5.00% due 9/29/2036	3,740,000	3,092,419
			5,929,797
	Total Corporate Bonds (Cost $135,904,391)		121,737,834
	Other Government — 0.3%
[c,d]	Finance Department Government of Sharjah, 3.625% due 3/10/2033	2,000,000	1,656,880
	Total Other Government (Cost $2,000,000)		1,656,880
	U.S. Government Agencies — 0.2%
[c,e,f]	Farm Credit Bank of Texas, Series 4, 5.70% (5-Yr. CMT + 5.415%), 9/15/2025	1,000,000	905,000
	Total U.S. Government Agencies (Cost $1,058,657)		905,000
	Mortgage Backed — 4.1%
[c]	Arroyo Mortgage Trust, Whole Loan Securities Trust CMO, Series 2022-1 Class M1, 3.65% due 12/25/2056	1,500,000	949,584
[c,f]	Barclays Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2022-INV1 Class A3, 4.53% due 2/25/2062	1,905,616	1,754,055
	Citigroup Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[c,f]	Series 2019-E Class A1, 6.228% due 11/25/2070	1,910,990	1,880,635
[c,f]	Series 2021-J3 Class B4, 2.858% due 9/25/2051	350,000	118,035
[c,f]	Series 2021-J3 Class B6, 2.858% due 9/25/2051	200,000	53,876
[c,f]	CSMC Trust, CMBS, Series 2021-BPNY Class A, 8.032% (LIBOR 1 Month + 3.714%) due 8/15/2023	2,000,000	1,988,935
[c,f]	CSMC Trust, Whole Loan Securities Trust CMO, Series 2022-NQM5 Class A3, 5.169% due 5/25/2067	1,609,423	1,548,514
[c,f]	GCAT Trust, Whole Loan Securities Trust CMO, Series 2021-CM2 Class A1, 2.352% due 8/25/2066	1,062,574	957,285
[c,f]	Homeward Opportunities Fund I Trust, Whole Loan Securities Trust CMO, Series 2020-2 Class B3, 5.494% due 5/25/2065	3,000,000	2,503,083
[c,f]	Homeward Opportunities Fund Trust, Whole Loan Securities Trust CMO, Series 2022-1 A Class A1, 5.082% due 7/25/2067	1,446,719	1,410,724
	JPMorgan Mortgage Trust, Whole Loan Securities Trust CMO,
[c,f]	Series 2021-11 Class B5, 3.028% due 1/25/2052	728,950	381,773
[c,f]	Series 2021-11 Class B6, 2.887% due 1/25/2052	886,866	317,493
	Mello Mortgage Capital Acceptance, Whole Loan Securities Trust CMO,
[c,f,g]	Series 2021-INV2 Class AX1, 0.126% due 8/25/2051	106,103,361	507,036
[c,f,g]	Series 2021-INV2 Class AX4, 0.70% due 8/25/2051	7,270,012	245,425
[c,f]	Series 2021-INV2 Class B5, 3.326% due 8/25/2051	320,255	184,546
[c,f]	Series 2021-INV2 Class B6, 3.17% due 8/25/2051	1,544,892	612,739
[c,f,g]	Series 2021-INV3 Class AX1, 0.169% due 10/25/2051	27,845,824	186,648
[c,f,g]	Series 2021-INV3 Class AX4, 0.55% due 10/25/2051	2,260,213	68,762
[c,f]	Series 2021-INV3 Class B5, 3.219% due 10/25/2051	97,405	55,608
[c,f]	Series 2021-INV3 Class B6, 3.164% due 10/25/2051	421,068	170,104
	MFA Trust, Whole Loan Securities Trust CMO,
[c,f]	Series 2022-INV1 Class A3, 4.25% due 4/25/2066	750,000	608,858
[c,f]	Series 2022-NQM1 Class A3, 4.20% due 12/25/2066	2,500,000	1,984,313
	New Residential Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[c,f,g]	Series 2021-INV1 Class AX1, 0.755% due 6/25/2051	34,334,603	1,390,314

SCHEDULE OF INVESTMENTS, Continued
Thornburg Income Builder Opportunities Trust	December 31, 2022 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[c,f]	Series 2021-INV1 Class B5, 3.255% due 6/25/2051	$ 373,198	$ 218,154
[c,f]	Series 2021-INV1 Class B6, 0.287% due 6/25/2051	668,468	297,026
	Wells Fargo Mortgage Backed Securities Trust, Whole Loan Securities Trust CMO,
[c,f,g]	Series 2021-INV1 Class AIO2, 0.50% due 8/25/2051	29,665,607	745,280
[c,f]	Series 2021-INV1 Class B4, 3.317% due 8/25/2051	512,837	329,976
[c,f]	Series 2021-INV1 Class B5, 3.317% due 8/25/2051	405,386	232,440
[c,f]	Series 2021-INV1 Class B6, 3.317% due 8/25/2051	315,892	109,426
	Total Mortgage Backed (Cost $24,554,025)		21,810,647
	Loan Participations — 0.4%
	Software & Services — 0.4%
	Information Technology Services — 0.4%
[h]	Vericast Corp., 12.48% (LIBOR 3 Month + 7.75%) due 6/16/2026	2,307,088	1,779,342
			1,779,342
	Total Loan Participations (Cost $2,066,929)		1,779,342
	Short-Term Investments — 2.6%
[i]	Thornburg Capital Management Fund	1,388,153	13,881,532
	Total Short-Term Investments (Cost $13,881,532)		13,881,532
	Total Investments — 99.4% (Cost $636,982,064)		$525,006,364
	Other Assets Less Liabilities — 0.6%		3,257,236
	Net Assets — 100.0%		$528,263,600

OUTSTANDING WRITTEN OPTIONS CONTRACTS AT DECEMBER 31, 2022
CONTRACT DESCRIPTION	CONTRACT PARTY*	CONTRACT AMOUNT	EXERCISE PRICE		EXPIRATION DATE	NOTIONAL AMOUNT		PREMIUMS RECEIVED USD	VALUE USD
WRITTEN CALL OPTIONS – (0.1)%
CAPITAL GOODS – (0.0)%
Lockheed Martin Corp.	BOA	2,719	USD	500.00	2/3/2023	USD	1,322,766	$ 19,903	$ (19,903)
FOOD & STAPLES RETAILING – (0.0)%
Tesco plc	BOA	572,000	GBP	250.00	1/20/2023	GBP	1,282,424	24,221	(2,037)
MATERIALS – (0.1)%
BHP Group Ltd.	BOA	98,000	AUD	46.00	1/19/2023	AUD	4,471,740	75,172	(59,006)
Glencore plc	BOA	350,000	GBP	540.00	1/20/2023	GBP	1,933,400	63,843	(97,120)
OCI NV	BOA	54,410	EUR	44.00	1/20/2023	EUR	1,818,382	40,458	(1,096)

								179,473	(157,222)
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES – (0.0)%
AbbVie, Inc.	JPM	17,500	USD	165.00	1/20/2023	USD	2,828,175	47,250	(28,630)
Merck & Co., Inc.	JPM	19,500	USD	114.00	1/27/2023	USD	2,163,525	22,815	(25,659)
AstraZeneca plc	JPM	15,700	GBP	11,800.00	2/17/2023	GBP	1,761,226	36,867	(28,405)

								106,932	(82,694)
RETAILING – (0.0)%
MercadoLibre, Inc.	BOA	1,750	USD	1,020.00	1/27/2023	USD	1,480,920	25,375	(11,438)
TRANSPORTATION – (0.0)%
Deutsche Post AG	JPM	55,000	EUR	41.00	1/20/2023	EUR	1,934,900	28,363	(1,273)
UTILITIES – (0.0)%
E.ON SE	BOA	317,000	EUR	9.40	1/20/2023	EUR	2,958,878	28,777	(53,324)
Endesa SA	JPM	108,700	EUR	18.50	1/20/2023	EUR	1,916,925	29,745	(1,840)

								58,522	(55,164)

TOTAL WRITTEN CALL OPTIONS								$442,789	$(329,731)

SCHEDULE OF INVESTMENTS, Continued
Thornburg Income Builder Opportunities Trust	December 31, 2022 (Unaudited)

OUTSTANDING WRITTEN OPTIONS CONTRACTS AT DECEMBER 31, 2022
CONTRACT DESCRIPTION	CONTRACT PARTY*	CONTRACT AMOUNT	EXERCISE PRICE		EXPIRATION DATE	NOTIONAL AMOUNT		PREMIUMS RECEIVED USD	VALUE USD
WRITTEN PUT OPTIONS – (0.1)%
AUTOMOBILES & COMPONENTS – (0.0)%
Stellantis NV	BOA	170,000	EUR	13.50	1/20/2023	EUR	2,254,880	$ 76,255	$ (80,151)
BANKS – (0.0)%
JPMorgan Chase & Co.	BOA	12,900	USD	127.00	1/6/2023	USD	1,729,890	19,737	(3,316)
Regions Financial Corp.	BOA	75,700	USD	20.00	1/20/2023	USD	1,632,092	41,635	(13,696)

								61,372	(17,012)
CAPITAL GOODS – (0.0)%
Siemens AG	JPM	20,000	EUR	126.00	1/20/2023	EUR	2,592,800	51,162	(37,499)
ENERGY – (0.0)%
Shell plc	JPM	78,000	EUR	25.00	1/20/2023	EUR	2,065,440	41,440	(15,473)
FOOD, BEVERAGE & TOBACCO – (0.0)%
Nestle SA	BOA	16,700	CHF	105.00	2/17/2023	CHF	1,789,238	40,686	(29,737)
MATERIALS – (0.1)%
LyondellBasell Industries NV	BOA	26,800	USD	80.00	2/17/2023	USD	2,225,204	80,400	(69,770)
Akzo Nobel NV	JPM	41,900	EUR	60.00	3/17/2023	EUR	2,621,264	84,947	(93,365)

								165,347	(163,135)
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES – (0.0)%
Roche Holding AG	JPM	5,100	CHF	300.00	1/20/2023	CHF	1,481,550	28,869	(58,212)
Novartis AG	BOA	47,300	CHF	80.00	2/17/2023	CHF	3,953,807	44,765	(48,923)
Novartis AG	JPM	31,700	CHF	78.00	2/17/2023	CHF	2,649,803	20,518	(22,277)

								94,152	(129,412)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – (0.0)%
Broadcom, Inc.	JPM	5,300	USD	510.00	1/27/2023	USD	2,963,389	28,620	(24,301)
UTILITIES – (0.0)%
Enel SpA	JPM	515,000	EUR	5.00	1/20/2023	EUR	2,590,450	87,027	(51,630)

TOTAL WRITTEN PUT OPTIONS								$646,061	$(548,350)

TOTAL								$1,088,850	$(878,081)

*	Counterparties include JPMorgan Chase Bank, N.A. (“JPM”) and Bank of America ("BOA").

Footnote Legend
a	Security currently fair valued by the Valuation and Pricing Committee using procedures approved by the Trustees’ Audit Committee.
b	Non-income producing.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2022, the aggregate value of these securities in the Trust’s portfolio was $139,151,023, representing 26.34% of the Trust’s net assets.
d	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.
e	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
f	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on December 31, 2022.
g	Interest only.
h	The stated coupon rate represents the greater of the LIBOR or the LIBOR floor rate plus a spread at December 31, 2022.
i	Investment in Affiliates.

SCHEDULE OF INVESTMENTS, Continued
Thornburg Income Builder Opportunities Trust	December 31, 2022 (Unaudited)

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ADR	American Depositary Receipt
CMBS	Commercial Mortgage-Backed Securities
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Rate
GDR	Global Depositary Receipt
LIBOR	London Interbank Offered Rates
AUD	Australian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	Great Britain Pound
USD	United States Dollar

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Income Builder Opportunities Trust	December 31, 2022 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Income Builder Opportunities Trust (the “Trust") is organized as a Delaware statutory trust and commenced operations on July 28, 2021. The Trust is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act").
NOTE 2 – SECURITY VALUATION
Valuation of the Trust’s portfolio investment securities is performed by the Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), which has been designated by the Trustees of the Trust as the Trust’s “valuation designee,” as that term is defined in rule 2a-5 under the 1940 Act. The Advisor performs this valuation function in accordance with policies and procedures that have been adopted by the Advisor and approved by the Trustees of the Trust (the “Valuation Policy and Procedures”).
In its capacity as the Trust’s valuation designee, the Advisor makes good faith determinations of the fair value of portfolio securities for which market quotations are not readily available, and otherwise complies with and administers the Valuation Policy and Procedures. The Advisor performs those functions in significant measure through its Valuation and Pricing Committee (the “Committee”), though the Advisor may also obtain the assistance of others, including professional pricing service providers selected and approved by the Committee. In accordance with the Valuation Policy and Procedures, the Committee: assesses and manages the material risks associated with determining the fair value of those Trust investments for which market quotations are not readily available; selects and applies methodologies for determining and calculating such fair values; periodically reviews and tests the appropriateness and accuracy of those methodologies; monitors for circumstances that may necessitate the use of fair value; and approves, monitors, and evaluates pricing services engaged to provide evaluated prices for the Trust’s investments. The Committee provides reports on its activities to the Trustees’ Audit Committee, which is responsible for overseeing the Committee’s and the Advisor’s work in discharging the functions under the Valuation Policy and Procedures.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Trust would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods selected by the Committee. Because fair values calculated by the Committee are estimates, the calculation of a fair value for an investment may differ from the price that would be realized by the Trust upon a sale of the investment, and the difference could be material to the Trust’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are generally valued at the last reported sale price on the valuation date or, if there has been no sale of the investment on that date, at the mean between the last reported bid and asked prices for the investment on that date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. For securities and other portfolio investments which are primarily listed or traded on an exchange outside the United States, the time for determining the investment’s value in accordance with the first sentence of this paragraph will be the close of that investment’s primary exchange preceding the Trust’s valuation time.
In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using methodologies selected and approved by the Committee as described in the Valuation Policy and Procedures, subject to changes or additions by the Committee. For this purpose, a market quotation is considered to be readily available if it is a quoted price (unadjusted) in active markets for identical investments that the Trust can access at the measurement date. Pursuant to the Valuation Policy and Procedures, the Committee shall monitor for circumstances that may necessitate the use of fair valuation methodologies, including circumstances in which a market quotation for an investment is no longer reliable or is otherwise not readily available. For that purpose, a market quotation is not readily available when the primary market or exchange for the applicable investment is not open for the entire scheduled day of trading. A market quotation may also not be readily available if: (a) developments occurring after the most recent close of the applicable investment’s primary exchange, but prior to the close of business on any business day; or (b) an unusual event or significant period of time occurring since the availability of the market quotation, create a serious question concerning the reliability of that market quotation. Additionally, a market quotation will beconsidered unreliable if it would require adjustment under GAAP, or where GAAP would require consideration of additional inputs in determining the value of the investment. The Committee customarily obtains valuations in those instances from pricing service providers approved by the Committee. Such pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data, and other data.
Investments in U.S. closed end funds are valued at the exchange traded price if they are listed.
Over-the-counter options are valued by a third-party pricing service provider.
Debt obligations held by the Trust which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Committee.

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Income Builder Opportunities Trust	December 31, 2022 (Unaudited)

In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Trust, the Committee may calculate a fair value for the obligation using alternative methods selected and approved by the Committee. Additionally, in cases when the Committee believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Trust is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method selected and approved by the Committee.
If the market quotation for an investment is expressed in a foreign currency, that market quotation will be converted to U.S. dollars using a foreign exchange quotation from a third-party service at the time of valuation. Foreign investments held by the Trust may be traded on days and at times when the Trust is not open for business. Consequently, the value of Trust’s investments may be significantly affected on days when shareholders cannot purchase or sell Trust’s shares.
NOTE 3 – Investments with Affiliates
Shown below are holdings of voting securities of each portfolio company which is considered "affiliated" to the Trust under the 1940 Act, including companies for which the Trust’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Trust invested for cash management purposes during the period:
	Market Value 9/30/22	Purchases at Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appr./(Depr.)	Market Value 12/31/22	Dividend Income
Thornburg Capital Mgmt. Fund	$12,806,004	$30,191,639	$(29,116,111)	$-	$-	$13,881,532	$122,033